CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Sep. 30, 2011	Sep. 30, 2010
Current assets
Cash and cash equivalents	$ 49,738	$ 57,305
Term deposits	7,839
Restricted cash	2,676	2,906
Accounts receivable, net of allowance for doubtful accounts of US$2,236 and US$3,190 as of September 30, 2010 and September 30, 2011, respectively	4,661	4,012
Inventories	363	599
Prepayment and other current assets	2,861	2,039
Deferred tax assets, current portion	1,556	1,016
Deferred cost	1,868	1,596
Current assets of discontinued operations	2,306	4,626
Total current assets	73,868	74,099
Non-current assets
Property, plant and equipment, net	8,586	8,082
Goodwill	7,403	7,024
Other intangible assets, net	2,382	2,757
Purchased call options		1,083
Deposit for purchase of non-current assets	242
Deferred tax assets, non-current portion	668	153
Other non-current assets	729	744
Long-term assets of discontinued operations		2,029
Total non-current assets	20,010	21,872
Total assets	93,878	95,971
Current liabilities
Accrued expenses and other liabilities (including accrued expenses and other liabilities of the consolidated VIE without recourse to China Distance Education Holdings Limited of US$3,174 and US$5,738 as of September 30, 2010 and September 30, 2011, respectively)	6,514	3,822
Income tax payable (including income tax payable of the consolidated VIE without recourse to China Distance Education Holdings Limited of US$1,518 and US$2,170 as of September 30, 2010 and September 30, 2011, respectively)	2,329	1,586
Deferred revenue (including deferred revenue of the consolidated VIE without recourse to China Distance Education Holdings Limited of US$7,545 and US$7,848 as of September 30, 2010 and September 30, 2011, respectively)	7,861	7,545
Refundable fees (including refundable fees of the consolidated VIE without recourse to China Distance Education Holdings Limited of US$1,564 and US$2,580 as of September 30, 2010 and September 30, 2011, respectively)	2,580	1,564
Current liabilities of discontinued operations (including current liabilities of discontinued operations of the consolidated VIE without recourse to China Distance Education Holdings Limited of US$4,295 and US$1,860 as of September 30, 2010 and September 30, 2011, respectively)	1,860	4,295
Total current liabilities	21,144	18,812
Non-current liabilities
Non-current liabilities of discontinued operations (including non-current liabilities of discontinued operations of the consolidated VIE without recourse to China Distance Education Holdings Limited of US$136 and nil as of September 30, 2010 and September 30, 2011, respectively)		136
Total non-current liabilities		136
Total liabilities	21,144	18,948
Commitments and contingencies (Note 20)
Equity
Ordinary shares (par value of US$0.0001 per share at September 30, 2010 and 2011, respectively; Authorized - 480,000,000 shares at September 30, 2010 and 2011; Issued and outstanding - 136,932,849 and 127,800,673 shares at September 30, 2010 and 2011, respectively)	13	14
Additional paid-in capital	78,804	79,075
Accumulated other comprehensive income	4,221	2,399
Cumulative deficits	(10,304)	(6,502)
Total China Distance Education Holdings Limited shareholders' equity	72,734	74,986
Total equity	72,734	77,023
Total liabilities and equity	93,878	95,971
Continuing Operations
Equity
Non-controlling interest		1,126
Discontinued Operations
Equity
Non-controlling interest		$ 911